Columbia Variable Portfolio – Long Government/Credit Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	2,552,688	2,319,487
Series 2017-20E Class 1
05/01/2037	2.880%	229,753	209,101
Series 2017-20F Class 1
06/01/2037	2.810%	1,926,665	1,745,474
Series 2017-20G Class 1
07/01/2037	2.980%	1,593,558	1,452,181
Series 2017-20H Class 1
08/01/2037	2.750%	1,577,666	1,424,327
Series 2017-20I Class 1
09/01/2037	2.590%	2,383,873	2,147,045
Total Asset-Backed Securities — Agency (Cost $10,264,203)			9,297,615

Corporate Bonds & Notes 48.7%

Aerospace & Defense 3.9%
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	11,664,617
03/26/2034	5.300%	8,669,000	8,710,318
Boeing Co. (The)
08/01/2059	3.950%	11,129,000	7,616,864
05/01/2060	5.930%	455,000	426,169
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,910,000	2,929,622
06/01/2034	5.350%	6,375,000	6,369,199
Lockheed Martin Corp.
02/15/2055	5.200%	3,290,000	3,281,004
Northrop Grumman Corp.
06/01/2043	4.750%	4,425,000	4,077,537
10/15/2047	4.030%	6,765,000	5,530,336
United Technologies Corp.
06/01/2036	6.050%	256,000	269,525
07/15/2038	6.125%	7,375,000	7,856,430
11/01/2046	3.750%	3,000	2,325
Total			58,733,946
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	2,598,231
Banking 6.7%
Bank of America Corp.(b)
10/24/2031	1.922%	8,270,000	6,743,368
10/20/2032	2.572%	811,000	671,599
02/04/2033	2.972%	14,212,000	12,057,738
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	3,206,000	2,561,474
Citigroup, Inc.(b)
01/25/2033	3.057%	6,748,000	5,726,777
Subordinated
02/13/2035	5.827%	5,035,000	4,981,117
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	21,945,000	17,989,003
HSBC Holdings PLC(b)
05/24/2032	2.804%	9,819,000	8,221,444
11/22/2032	2.871%	3,323,000	2,776,259
JPMorgan Chase & Co.(b)
01/23/2035	5.336%	2,630,000	2,639,400
Morgan Stanley(b)
07/21/2032	2.239%	5,084,000	4,145,865
10/20/2032	2.511%	557,000	460,253
07/21/2034	5.424%	720,000	722,252
01/18/2035	5.466%	1,679,000	1,693,976
Subordinated
09/16/2036	2.484%	11,176,000	8,834,016
PNC Financial Services Group, Inc. (The)(b)
01/22/2035	5.676%	108,000	109,022
US Bancorp(b)
06/12/2034	5.836%	1,098,000	1,119,349
Wells Fargo & Co.(b)
07/25/2034	5.557%	14,681,000	14,749,229
01/23/2035	5.499%	5,995,000	6,006,672
Total			102,208,813
Cable and Satellite 2.3%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,780,000	14,354,983
12/01/2061	4.400%	1,061,000	693,354
06/30/2062	3.950%	7,737,000	4,673,327
Comcast Corp.
11/01/2056	2.937%	9,750,000	6,140,072
05/15/2064	5.500%	1,760,000	1,764,961
NBCUniversal Media LLC
01/15/2043	4.450%	7,742,000	6,872,282
Total			34,498,979
Chemicals 0.1%
LYB International Finance III LLC
04/01/2051	3.625%	2,550,000	1,802,555

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,649,624
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2030	2.722%	4,810,000	4,254,323
04/05/2040	3.377%	6,305,000	4,929,002
Total			9,183,325
Electric 7.3%
AEP Texas, Inc.
01/15/2050	3.450%	13,470,000	9,438,545
05/15/2051	3.450%	375,000	257,534
05/15/2052	5.250%	1,553,000	1,455,472
AES Corp. (The)
01/15/2031	2.450%	1,790,000	1,467,529
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	3,169,030
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	2,885,000	3,077,538
Constellation Energy Generation LLC
03/15/2054	5.750%	2,900,000	2,897,416
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,785,414
Duke Energy Carolinas LLC
01/15/2054	5.400%	3,845,000	3,825,957
Duke Energy Corp.
08/15/2052	5.000%	18,745,000	17,001,035
Duke Energy Florida LLC
11/15/2053	6.200%	1,592,000	1,756,853
Duke Energy Indiana LLC
04/01/2050	2.750%	955,000	605,648
Emera US Finance LP
06/15/2046	4.750%	4,321,000	3,558,367
Eversource Energy
08/15/2030	1.650%	6,053,000	4,873,612
Exelon Corp.
03/15/2052	4.100%	8,365,000	6,657,748
03/15/2053	5.600%	8,518,000	8,508,636
FirstEnergy Corp.
03/01/2050	3.400%	3,370,000	2,316,812
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	2,179,000	1,812,558
MidAmerican Energy Co.
02/01/2055	5.300%	2,290,000	2,264,648
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	5,905,000	5,864,906
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,395,000	8,093,414
Southern California Edison Co.
06/01/2034	5.200%	4,252,000	4,209,146
Virginia Electric and Power Co.
01/15/2034	5.000%	8,289,000	8,147,123
Xcel Energy, Inc.
06/01/2032	4.600%	3,345,000	3,148,100
12/01/2049	3.500%	2,902,000	2,007,795
Total			111,200,836
Environmental 0.4%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	6,450,000	5,906,936
Food and Beverage 2.5%
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	9,079,642
05/15/2048	5.300%	5,792,000	5,435,365
Campbell Soup Co.
03/21/2034	5.400%	3,796,000	3,823,466
04/24/2050	3.125%	1,354,000	898,649
Constellation Brands, Inc.
05/01/2033	4.900%	6,568,000	6,444,156
Diageo Capital PLC
10/05/2033	5.625%	5,810,000	6,111,736
J M Smucker Co. (The)
11/15/2053	6.500%	1,661,000	1,843,188
Mars, Inc.(a)
04/01/2054	4.125%	480,000	398,038
04/01/2059	4.200%	4,053,000	3,364,617
Total			37,398,857
Health Care 2.4%
Becton Dickinson & Co.
02/08/2034	5.110%	9,155,000	9,092,915
Cigna Corp.
03/15/2050	3.400%	9,319,000	6,625,927
Cigna Group (The)
02/15/2034	5.250%	1,860,000	1,855,952
CVS Health Corp.
07/20/2045	5.125%	12,440,000	11,458,127
HCA, Inc.
03/15/2052	4.625%	5,789,000	4,838,455
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	2,968,022
Total			36,839,398
Healthcare Insurance 2.6%
Aetna, Inc.
11/15/2042	4.125%	4,360,000	3,555,290
08/15/2047	3.875%	1,927,000	1,470,660
Anthem, Inc.
08/15/2044	4.650%	3,500,000	3,151,528
Centene Corp.
02/15/2030	3.375%	5,874,000	5,206,507
10/15/2030	3.000%	4,918,000	4,215,758
03/01/2031	2.500%	5,202,000	4,281,652
UnitedHealth Group, Inc.
02/15/2053	5.875%	7,930,000	8,584,573
04/15/2053	5.050%	2,510,000	2,440,194
04/15/2064	5.500%	5,845,000	5,945,271
Total			38,851,433
Independent Energy 0.2%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,721,765
Integrated Energy 1.2%
BP Capital Markets America, Inc.
04/10/2034	4.989%	12,084,000	12,069,400
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,680,607
Total Capital International SA
06/29/2060	3.386%	1,315,000	926,707
Total			17,676,714
Life Insurance 1.7%
MetLife, Inc.
07/15/2052	5.000%	4,428,000	4,166,142
Metropolitan Life Global Funding I(a)
01/08/2034	5.050%	5,110,000	5,052,136
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	5,359,000	4,111,725
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	7,768,000	5,476,673
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	9,275,000	6,502,980
Total			25,309,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.2%
Fox Corp.
01/25/2049	5.576%	1,950,000	1,816,298
Meta Platforms, Inc.
05/15/2063	5.750%	5,455,000	5,852,704
Viacom, Inc.
03/15/2043	4.375%	2,113,000	1,435,144
Warnermedia Holdings, Inc.
03/15/2062	5.391%	11,530,000	9,559,033
Total			18,663,179
Midstream 2.3%
Energy Transfer LP
05/15/2054	5.950%	7,374,000	7,358,422
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,192,434
09/01/2044	5.400%	3,058,000	2,849,202
Kinder Morgan, Inc.
02/15/2046	5.050%	4,996,000	4,443,597
MPLX LP
04/15/2048	4.700%	1,427,000	1,218,143
03/14/2052	4.950%	5,551,000	4,876,739
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,020,000	5,107,463
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	7,133,379
Total			34,179,379
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,489,243
02/15/2044	4.800%	7,017,000	6,262,779
05/15/2047	4.375%	1,794,000	1,502,948
Sempra Energy
02/01/2048	4.000%	3,650,000	2,855,585
Total			12,110,555
Pharmaceuticals 3.7%
AbbVie, Inc.
03/15/2064	5.500%	5,521,000	5,676,416
Amgen, Inc.
02/22/2062	4.400%	4,107,000	3,380,301
03/02/2063	5.750%	14,807,000	15,105,204
Bristol-Myers Squibb Co.
02/22/2064	5.650%	11,978,000	12,333,264
Merck & Co., Inc.
05/17/2053	5.000%	4,275,000	4,182,325

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	9,835,000	9,609,450
Roche Holdings, Inc.(a)
11/13/2030	5.489%	5,415,000	5,613,595
Total			55,900,555
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	5,060,000	4,091,663
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	3,344,149
Total			7,435,812
Railroads 0.5%
Norfolk Southern Corp.
08/01/2054	5.350%	5,665,000	5,623,082
03/15/2064	5.950%	2,520,000	2,687,152
Total			8,310,234
Restaurants 0.3%
McDonald’s Corp.
09/01/2049	3.625%	4,135,000	3,146,607
04/01/2050	4.200%	1,855,000	1,550,707
Total			4,697,314
Retailers 1.1%
Amazon.com, Inc.
05/12/2051	3.100%	5,885,000	4,214,375
Lowe’s Companies, Inc.
04/01/2062	4.450%	11,551,000	9,434,363
09/15/2062	5.800%	3,182,000	3,257,461
Total			16,906,199
Technology 3.3%
Apple, Inc.
02/08/2051	2.650%	13,997,000	9,217,114
Broadcom, Inc.(a)
11/15/2036	3.187%	15,867,000	12,613,167
Intel Corp.
08/12/2051	3.050%	7,075,000	4,770,732
International Business Machines Corp.
02/06/2053	5.100%	3,420,000	3,306,626
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,255,000	1,138,503
01/15/2033	5.000%	3,516,000	3,434,304
02/15/2042	3.125%	3,530,000	2,536,153
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/08/2034	4.300%	8,105,000	7,476,591
07/15/2046	4.000%	2,500,000	1,969,569
04/01/2050	3.600%	2,661,000	1,920,979
03/25/2061	4.100%	1,518,000	1,136,510
Total			49,520,248
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	2,275,000	2,429,374
Reynolds American, Inc.
08/15/2035	5.700%	3,027,000	2,958,403
Total			5,387,777
Transportation Services 0.3%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	4,647,000	4,628,604
Wireless 0.1%
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,446,287
Wirelines 2.0%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	19,109,770
Verizon Communications, Inc.
03/22/2041	3.400%	14,500,000	11,324,092
Total			30,433,862
Total Corporate Bonds & Notes (Cost $801,533,490)			738,201,073

Foreign Government Obligations(c) 0.7%

Mexico 0.7%
Mexico Government International Bond
05/04/2053	6.338%	10,495,000	10,372,756
Total Foreign Government Obligations (Cost $10,494,790)			10,372,756

U.S. Treasury Obligations 46.3%

U.S. Treasury
07/31/2024	3.000%	8,113,800	8,050,411
05/15/2033	3.375%	4,909,800	4,601,403
11/15/2033	4.500%	7,387,000	7,554,362
02/15/2036	4.500%	37,500,000	38,982,422
05/15/2038	4.500%	30,000,000	30,928,125
02/15/2039	3.500%	49,000,000	44,995,781
08/15/2040	3.875%	10,000,000	9,434,375
02/15/2041	4.750%	8,000,000	8,371,250
05/15/2041	4.375%	25,383,000	25,339,373
05/15/2043	2.875%	17,600,000	13,983,750
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	3.875%	19,723,500	18,213,420
08/15/2043	4.375%	104,581,000	103,404,464
08/15/2044	3.125%	16,500,000	13,514,531
11/15/2044	3.000%	10,000,000	8,007,813
11/15/2045	3.000%	12,000,000	9,528,750
11/15/2047	2.750%	20,750,000	15,507,383
02/15/2048	3.000%	101,200,000	79,173,187
08/15/2049	2.250%	495,000	330,103
02/15/2050	2.000%	2,900,000	1,817,031
05/15/2050	1.250%	22,250,000	11,389,219
11/15/2050	1.625%	24,800,000	14,015,875
02/15/2051	1.875%	22,000,000	13,258,438
05/15/2051	2.375%	2,600,000	1,766,375
05/15/2052	2.875%	102,497,900	77,610,129
02/15/2053	3.625%	12,877,300	11,313,915
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	95,970,300
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	38,410,800	19,637,521
11/15/2041	0.000%	13,661,000	6,296,334
05/15/2043	0.000%	19,069,000	8,147,528
Total U.S. Treasury Obligations (Cost $837,354,539)			701,143,568

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(f),(g)	41,585,337	41,577,020
Total Money Market Funds (Cost $41,572,400)		41,577,020
Total Investments in Securities (Cost: $1,701,219,422)		1,500,592,032
Other Assets & Liabilities, Net		14,348,213
Net Assets		1,514,940,245
At March 31, 2024, securities and/or cash totaling $10,781,597 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,301	06/2024	USD	156,689,188	1,721,982	—
U.S. Treasury Ultra Bond	1,026	06/2024	USD	132,354,000	1,211,562	—
Total					2,933,544	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(939)	06/2024	USD	(104,038,266)	—	(361,479)
U.S. Treasury 2-Year Note	(12)	06/2024	USD	(2,453,813)	2,694	—
U.S. Treasury 5-Year Note	(182)	06/2024	USD	(19,476,844)	—	(31,969)
U.S. Treasury Ultra 10-Year Note	(1,005)	06/2024	USD	(115,182,422)	—	(580,485)
Total					2,694	(973,933)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $93,715,120, which represents 6.19% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(c)	Principal and interest may not be guaranteed by a governmental entity.

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	33,608,721	138,635,105	(130,658,747)	(8,059)	41,577,020	11,106	461,100	41,585,337
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7016_12_C01_(05/24)